Tema Neuroscience and Mental Health ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Biotechnology - 56.2%(a)
ACADIA Pharmaceuticals, Inc.(b)	10,596	$160,000
Alector, Inc.(b)	14,344	70,572
Alkermes PLC(b)	5,940	138,996
Alnylam Pharmaceuticals, Inc.(b)	1,760	261,237
Argenx SE - ADR(b)	1,039	385,490
Biogen, Inc.(b)	2,242	504,315
Biohaven Ltd.(b)	3,922	137,662
Catalyst Pharmaceuticals, Inc.(b)	11,352	183,562
Crinetics Pharmaceuticals, Inc.(b)	7,788	345,865
Day One Biopharmaceuticals, Inc.(b)	20,020	265,665
Denali Therapeutics, Inc.(b)	21,648	401,787
Immunovant, Inc.(b)	4,664	118,419
Intellia Therapeutics, Inc.(b)	11,044	236,121
Ionis Pharmaceuticals, Inc.(b)	7,568	284,330
Neurocrine Biosciences, Inc.(b)	3,552	480,976
Prothena Corp. PLC(b)	10,511	218,734
PTC Therapeutics, Inc.(b)	3,124	113,589
Regeneron Pharmaceuticals, Inc.(b)	528	517,524
Sarepta Therapeutics, Inc.(b)	1,706	221,541
Scholar Rock Holding Corp.(b)	7,172	67,345
Vertex Pharmaceuticals, Inc.(b)	1,379	627,914
Voyager Therapeutics, Inc.(b)	14,960	125,664
Xenon Pharmaceuticals, Inc.(b)	4,972	189,284
		6,056,592

Health Care Equipment & Supplies - 17.5%
Dexcom, Inc.(b)	3,036	360,586
Medtronic PLC	3,520	286,422
Nevro Corp.(b)	5,412	50,602
Penumbra, Inc.(b)	1,574	298,226
Siemens Healthineers AG(c)	3,873	224,323
Silk Road Medical, Inc.(b)	6,617	143,854
Stryker Corp.	1,232	420,223
Sysmex Corp.	6,108	104,069
		1,888,305

Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.(b)	2,596	178,838
Option Care Health, Inc.(b)	6,135	182,946
Talkspace, Inc.(b)	35,106	91,978
		453,762

Life Sciences Tools & Services - 1.0%
Quanterix Corp.(b)	6,248	99,781

Pharmaceuticals - 19.4%
Arvinas, Inc.(b)	3,080	102,071
Axsome Therapeutics, Inc.(b)	1,980	145,392
Eisai Co. Ltd.	2,036	87,426
Eli Lilly & Co.	704	577,519
Intra-Cellular Therapies, Inc.(b)	3,388	227,809
Jazz Pharmaceuticals PLC(b)	1,672	175,978
Orion Oyj - Class B	1,440	58,561
Teva Pharmaceutical Industries Ltd. - ADR(b)	21,851	369,938
UCB SA	2,464	343,953
		2,088,647
TOTAL COMMON STOCKS (Cost $10,955,469)		10,587,087

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 5.22%(d)	251,465	251,465
TOTAL SHORT-TERM INVESTMENTS (Cost $251,465)		251,465

TOTAL INVESTMENTS - 100.6% (Cost $11,206,934)		$10,838,552
Liabilities in Excess of Other Assets - (0.6)%		(61,227)
TOTAL NET ASSETS - 100.0%		$10,777,325

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $224,323 or 2.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema Neuroscience and Mental Health ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Neuroscience and Mental Health ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$10,587,087	$–	$–	$10,587,087
Money Market Funds	251,465	–	–	251,465
Total Assets	$10,838,552	$–	$–	$10,838,552

Refer to the Schedule of Investments for industry classifications.

Tema Neuroscience and Mental Health ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$8,431,356	78.3%
Ireland	644,152	5.9
Netherlands	385,490	3.6
Israel	369,938	3.4
Belgium	343,953	3.2
Germany	224,323	2.1
Japan	191,495	1.8
Canada	189,284	1.8
Finland	58,561	0.5
Liabilities in Excess of Other Assets	(61,227)	(0.6)
	$10,777,325	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Health Care	$10,587,087	98.3%
Money Market Funds	251,465	2.3
Liabilities in Excess of Other Assets	(61,227)	(0.6)
	$10,777,325	100.0%